SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
Schedule of information about segments

For the year ended December 31, 2024:

					Currency: VND million
	Car	E-scooter	Ebus	All other	Total
Revenues	39,460,334	2,275,693	130,838	2,152,150	44,019,015
Cost of sales (*)	(65,593,249)	(2,620,417)	(139,630)	(943,358)	(69,296,654)
Gross loss	(26,132,915)	(344,724)	(8,792)	1,208,792	(25,277,639)
Reconciling to operating loss:	—	—	—	—	(30,121,519)
Research and development costs	—	—	—	—	(10,025,329)
Selling and distribution costs	—	—	—	—	(7,995,602)
Administrative expenses	—	—	—	—	(8,892,429)
Net other operating expenses	—	—	—	—	(3,208,159)
Operating loss	—	—	—	—	(55,399,158)

For the year ended December 31, 2023 (represented):

					Currency: VND million
	Car	E-scooter	Ebus	All other	Total
Revenues	23,565,631	2,540,568	628,115	1,149,507	27,883,821
Cost of sales (*)	(37,129,034)	(3,107,640)	(532,081)	(825,977)	(41,594,732)
Gross loss	(13,563,403)	(567,072)	96,034	323,530	(13,710,911)
Reconciling to operating loss:	—	—	—	—	(28,259,742)
Research and development costs	—	—	—	—	(15,414,442)
Selling and distribution costs	—	—	—	—	(5,661,737)
Administrative expenses	—	—	—	—	(5,611,548)
Net other operating expenses	—	—	—	—	(1,572,015)
Operating loss	—	—	—	—	(41,970,653)

For the year ended December 31, 2022 (represented):

					Currency: VND million
	Car	E-scooter	Ebus	All other	Total
Revenues	10,580,719	1,531,366	847,128	968,533	13,927,746
Cost of sales (*)	(23,153,447)	(2,345,064)	(697,829)	(778,185)	(26,974,525)
Gross loss	(12,572,728)	(813,698)	149,299	190,348	(13,046,779)
Reconciling to operating loss:	—	—	—	—	(31,509,468)
Research and development costs	—	—	—	—	(21,196,862)
Selling and distribution costs	—	—	—	—	(5,222,963)
Administrative expenses	—	—	—	—	(4,210,502)
Net other operating expenses	—	—	—	—	(879,141)
Operating loss	—	—	—	—	(44,556,247)

For the year ended December 31, 2024 (convenience translation):

					Currency: USD
	Car	E-scooter	Ebus	All other	Total
Revenues	1,621,546,497	93,515,225	5,376,536	88,438,463	1,808,876,721
Cost of sales	(2,695,428,354)	(107,680,994)	(5,737,826)	(38,765,483)	(2,847,612,657)
Gross loss	(1,073,881,857)	(14,165,769)	(361,290)	49,672,980	(1,038,735,936)
Reconciling to operating loss:	—	—	—	—	(1,237,785,864)
Research and development costs	—	—	—	—	(411,971,605)
Selling and distribution costs	—	—	—	—	(328,563,879)
Administrative expenses	—	—	—	—	(365,417,259)
Net other operating expenses	—	—	—	—	(131,833,121)
Operating loss	—	—	—	—	(2,276,521,800)

(*)

Depreciation and amortization included in Cost of sales for the Car segment for the years ended December 31, 2024, 2023 and 2022 was VND 8,230 billion (USD 338 million), VND 5,725 billion and VND 5,204 billion, respectively.

(*)

Depreciation and amortization included in Cost of sales for the E-scooter segment for the years ended December 31, 2024, 2023 and 2022 was VND 528 billion (USD 22 million), VND 376 billion and VND 356 billion, respectively.

(*)

Depreciation and amortization included in Cost of sales for the Ebus segment for the years ended December 31, 2024, 2023 and 2022 was VND 68 billion (USD 3 million), VND 60 billion and VND 76 billion, respectively.

Schedule of revenues by geographic area based on the sales location of the products

	For the year ended	For the year ended
	December 31, 2022	December 31, 2023	For the year ended December 31, 2024
	VND million	VND million	VND million	USD
Vietnam	13,927,746	27,146,950	37,405,756	1,537,117,556
United States	—	159,164	2,728,411	112,118,817
Canada	—	577,707	1,906,089	78,327,068
Europe	—	—	139,026	5,712,993
Pacific – Asia	—	—	1,839,733	75,600,287
Total	13,927,746	27,883,821	44,019,015	1,808,876,721

Schedule of revenues earned from external customers for each group of similar products and services

	For the year ended	For the year ended
	December 31, 2022	December 31, 2023	For the year ended December 31, 2024
	VND million	VND million	VND million	USD
Sales of ICE vehicles and merchandise	6,688,466	220,397	106,896	4,392,685
Sales of e-cars	3,846,291	22,750,175	38,471,395	1,580,907,952
Sales of e-buses	847,128	628,115	130,838	5,376,536
Sales of e-scooters	1,385,479	1,942,249	1,537,561	63,183,111
Sale of spare parts	717,080	882,146	1,823,617	74,938,032
Rendering of aftermarket services	140,689	187,141	233,102	9,578,878
Revenue from leasing activities and other services	302,613	1,273,598	1,715,606	70,499,527
Total revenue	13,927,746	27,883,821	44,019,015	1,808,876,721

Schedule of long-lived assets by geographic area

	For the year ended December 31, 2023	For the year ended December 31, 2024
	VND million	VND million	USD
Vietnam	76,234,650	71,376,697	2,933,088,016
United States	7,383,798	9,068,924	372,669,976
Other markets	2,585,764	3,384,119	139,063,870
Total	86,204,212	83,829,740	3,444,821,862